Amounts receivable	9 Months Ended
May 31, 2026
Amounts Receivable
Amounts receivable

4.	Amounts receivable

	May 31, 2026	August 31, 2025
Receivable from precious metal sales	$600	$20
Sales tax receivable(1)	15,071	7,246
Other	746	468
Other receivables	16,417	7,734
Less: Long-term portion	(680)	(3,916)
Total amounts receivable	$15,737	$3,818
(1)	Sales tax receivables consist of harmonized services tax and value added tax (“VAT”) due from Canadian and Tanzanian tax authorities, respectively.

The Tanzania Revenue Authority ("TRA") operates a tax offset program under which approved tax refund claims, including VAT refunds, may be applied against outstanding tax liabilities, including corporate income tax.

The process for confirming VAT refund claims involves a detailed review by the TRA to verify the accuracy and eligibility of each claim. This review includes an examination of supporting documentation, such as invoices and the underlying transactions giving rise to the VAT, to determine whether the amounts qualify for refund under the applicable tax legislation. Upon approval of a VAT refund claim, the TRA applies any outstanding tax liabilities against the approved refund balance before remitting any remaining amount to the taxpayer.

As at May 31, 2026, the Company had recoverable Tanzanian VAT of US$15.0 million and current corporate income tax payable of US$15.9 million. The Company intends to utilize the TRA's tax offset program to offset a portion of its recoverable VAT against its current income tax liability.

Historically, the approval and settlement of VAT refund claims in Tanzania have been subject to delays. To address this, the Finance Act, 2026 introduced provisions requiring the TRA to pay interest on approved VAT refunds that remain unpaid for more than one month after the date of approval. Management expects that this legislative change will improve the timeliness of VAT refund settlements and enhance the overall administration of the VAT refund process.

The Company held no collateral for any receivables. During the three and nine months ended May 31, 2026, the Company recovered VAT refunds from the TRA of $nil and $0.3 million, respectively (2025 – $nil million and $1.8 million, respectively).